Note 3 - Spin-Off	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Note 3 - Spin-Off

Note 3 – Spin-Off

On July 31, 2015, the Company, formerly a wholly-owned subsidiary of Epazz, Inc., was spun-off. As a result, the Company distributed a total of 410,860,591 shares (post-split shares of 41,086) to holders of record of Epazz, Inc. as of the close of trading on July 31, 2015 on a 1:1 basis. In addition, 23,000,000 shares of the Class B Common Stock, 1,000 shares of the Series A Preferred Stock, 1,000 shares of the Series B Preferred Stock and 27,653,203 shares of the Series C Preferred Stock were distributed to holders of record of Epazz, Inc.

The total fair value of the shares distributed on August 3, 2015 to related parties was $76,675 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $76,675 due to the difference in the fair value of the stock exchanged.

Note 3 – Spin-Off

Effective July 31, 2015, the Company, formerly a wholly-owned subsidiary of Epazz, Inc., was spun-off. The spun-off was structured so that each common stock class and preferred stock series receive on a 1:1 basis the same class or series of the Company’s stock. As a result, the Company distributed a total of 41,086 Common Class A shares to holders of record of Epazz, Inc. as of the close of trading on July 31, 2015.  In addition, 23,000,000 shares of the Class B Common Stock, 1,000 shares of the Series A Preferred Stock, 1,000 shares of the Series B Preferred Stock and 27,653,203 shares of the Series C Preferred Stock were distributed to holders of record of Epazz, Inc.

The total fair value of the shares distributed on August 3, 2015 to related parties was $76,675 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation expense of $76,675 due to the difference in the fair value of the stock exchanged.